Northern Lights Fund Trust III

RESQ Strategic Income Fund

RESQ Dynamic Allocation Fund

Incorporated herein by reference is the definitive version of the Prospectus for the RESQ Strategic Income Fund and RESQ Dynamic Allocation Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on February 13, 2019, (SEC Accession 0001580642-19-000801).